N-2	Apr. 29, 2024 shares
Cover [Abstract]
Entity Central Index Key	0000830271
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-274654
Investment Company Act File Number	811-05488
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	14
Entity Registrant Name	Nuveen Municipal Income Fund, Inc.
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	800
Local Phone Number	257-8787
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS

Investment Objective and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objective” and “—Investment Policies,” as such investment objective and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Portfolio Composition and Other Information

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Policies—Portfolio Contents,” as such portfolio contents may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the investments principally included in the Fund’s portfolio. More detailed information about the Fund’s portfolio investments are contained in the SAI under “The Fund’s Investments.”

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objective. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is generally not expected to exceed 25% under normal circumstances. For the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 33%. However, there are no limits on the Fund’s rate of portfolio turnover, and investments may be sold without regard to length of time held when, in Nuveen Asset Management’s opinion, investment considerations warrant such action. A higher portfolio turnover rate would result in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. Although these commissions and expenses are not reflected in the Fund’s “Total Annual Expenses” disclosed in this Prospectus, they will be reflected in the Fund’s total return. In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See “Tax Matters.”

Other Policies

Certain investment policies specifically identified in the SAI as such are considered fundamental and may not be changed without shareholder approval. See “Investment Restrictions” in the SAI.

Risk Factors [Table Text Block]
RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES

Common Stock

The Articles authorize the issuance of 200,000,000 shares of Common Stock. The Common Stock being offered has a par value of $0.01 per share and has equal rights to the payment of dividends and the distribution of assets upon liquidation of the Fund. The shares of Common Stock being offered will, when issued, be fully paid and, subject to matters discussed under “Certain Provisions in the Articles of Incorporation and
By-Laws,”
non-assessable,
and will have no preemptive, conversion or exchange rights or rights to cumulative voting.
Each whole share of Common Stock has one vote with respect to matters submitted for a vote by the Fund’s Common Stockholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
As previously noted, unless otherwise approved by shareholders, the Fund will not issue senior securities such as preferred shares or debt instruments. However, if the Fund issues preferred shares, Common Stockholders will not be entitled to receive any cash distributions from the Fund unless all accrued dividends on preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions. See “—Other Shares” below.

The shares of Common Stock are listed on the NYSE and trade under the symbol “NMI.” The Fund intends to hold annual meetings of shareholders so long as the Common Stock is listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike
open-end
funds,
closed-end
funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional shares of Common Stock or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end
investment companies may frequently trade on the NYSE at prices lower than net asset value. Shares of closed-end
investment companies like the Fund have during some periods traded at prices higher than net asset value and, during other periods, have traded at prices lower than net asset value.

Because the market value of the shares of Common Stock may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the Fund’s control, the Fund cannot guarantee you that shares of Common Stock will trade at a price equal to or higher than net asset value in the future. The Common Stock is designed primarily for long-term investors, and investors in the Common Stock should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to
Open-End
Fund” below.

Other Shares

As previously noted, as a fundamental investment policy, the Fund will not issue senior securities such as preferred shares or debt instruments without the approval of Common Stockholders. However, the Articles authorize the issuance of an unlimited number of preferred shares in one or more classes or series, with rights as determined by the Board, by action of the Board without the approval of the Common Stockholders. For additional information, see the SAI under “Description of Shares—No Preferred Shares.”

Security Voting Rights [Text Block]	Each whole share of Common Stock has one vote with respect to matters submitted for a vote by the Fund’s Common Stockholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Other Security, Title [Text Block]	RIGHTS OFFERINGS
Outstanding Securities [Table Text Block]
THE FUND

The Fund is a diversified,
closed-end
management investment company registered under the 1940 Act. The Fund was incorporated on February 26, 1988, pursuant to the Articles, and is governed by the laws of the State of Minnesota. The Fund’s Common Stock is listed on the NYSE under the symbol “NMI.”

The following provides information about the Fund’s outstanding shares of Common Stock as of February 29, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Stock	200,000,000	0	10,051,095

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Mark L. Winget
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Outstanding Security, Title [Text Block]	Common Stock
Outstanding Security, Authorized [Shares]	200,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	10,051,095